Inventories, Prepaid Expenses And Other Current Assets	12 Months Ended
Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Inventories, Prepaid Expenses And Other Current Assets

NOTE 6: INVENTORIES, PREPAID EXPENSES AND OTHER CURRENT ASSETS

Inventories, prepaid expenses and other current assets consisted of the following:

	December 31, 2020	December 31, 2019
Inventories	$7,130	$6,208
Advances for working capital purposes	2,950	7,250
Insurance claims	2,808	4,785
Voyage charters deferred contract costs and other	378	791
Total inventories, prepaid expenses and other current assets	$13,266	$19,034